Operating Segmentation (Tables)	6 Months Ended
Apr. 30, 2024
Text Block [Abstract]
Schedule of Operating Segments
Our results and average assets, grouped by operating segment, are as follows:

(Canadian $ in millions)
For the three months ended April 30, 2024	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	Total

Net interest income (2)	$2,154	$1,994	$322	$358	$(313)	$4,515
Non-interest revenue	665	395	1,071	1,303	25	3,459
Total Revenue	2,819	2,389	1,393	1,661	(288)	7,974
Provision for credit losses on impaired loans	295	288	6	61	8	658
Provision for (recovery of) credit losses on performing loans	103	(7)	(13)	(9)	(27)	47
Total provision for (recovery of) credit losses	398	281	(7)	52	(19)	705
Depreciation and amortization	145	238	67	74	-	524
Non-interest expense	1,071	1,203	911	954	181	4,320
Income (loss) before taxes and non-controlling interest in subsidiaries	1,205	667	422	581	(450)	2,425
Provision for (recovery of) income taxes	333	124	102	122	(122)	559
Reported net income (loss)	$872	$543	$320	$459	$(328)	$1,866
Non-controlling interest in subsidiaries	$-	$4	$-	$-	$-	$4
Net income (loss) attributable to bank shareholders	$872	$539	$320	$459	$(328)	$1,862
Average assets (3)	$323,710	$236,135	$63,673	$455,916	$271,005	$1,350,439

For the three months ended April 30, 2023	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	Total
Net interest income (2)	$1,927	$2,103	$364	$591	$(171)	$4,814
Non-interest revenue	563	441	929	988	54	2,975
Total Revenue	2,490	2,544	1,293	1,579	(117)	7,789
Provision for credit losses on impaired loans	160	62	1	-	20	243
Provision for credit losses on performing loans	81	9	3	17	670	780
Total provision for credit losses	241	71	4	17	690	1,023
Depreciation and amortization	138	265	74	87	-	564
Non-interest expense	976	1,260	900	973	828	4,937
Income (loss) before taxes	1,135	948	315	502	(1,635)	1,265
Provision for (recovery of) income taxes	316	217	75	132	(504)	236
Reported net income (loss)	$819	$731	$240	$370	$(1,131)	$1,029
Non-controlling interest in subsidiaries	$-	$-	$-	$-	$3	$3
Net income (loss) attributable to bank shareholders	$819	$731	$240	$370	$(1,134)	$1,026
Average assets (3)	$307,198	$234,855	$61,695	$472,043	$259,321	$1,335,112

(1)	Corporate Services includes Technology and Operations.
(2)
Operating groups report on a taxable equivalent basis (teb). Revenue and the provision for income taxes are increased on tax-exempt
securities to an equivalent
before-tax
basis to facilitate comparisons of income between taxable and tax-exempt
sources. The offset to the groups’ teb adjustments is reflected in Corporate Services revenue and provision for income taxes. Beginning January 1, 2024, we did not take the deduction for certain Canadian dividends received in BMO CM due to proposed legislation, and as a result, we no longer report this revenue on a teb.

(3)
Included within average assets are average earning assets, which are comprised of deposits with other banks, deposits at central banks, securities borrowed or purchased under resale agreements, loans and securities. Total average earning assets for three months ended April 30, 2024 are $1,217,957 million, including $312,587 million for Canadian P&C, $215,637 million for U.S. P&C, and $689,733 million for all other operating segments including Corporate Services (for three months ended April 30, 2023 - Total: $1,161,879 million, Canadian P&C: $293,293 million, U.S. P&C: $216,105 million and all other operating segments: $652,481 million).

 Certain comparative figures have been reclassified to conform with the current period’s presentation and for changes in accounting policy (Note 1).

(Canadian $ in millions)
For the six months ended April 30, 2024	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	Total
Net interest income (2)	$4,295	$4,052	$647	$863	$(621)	$9,236
Non-interest revenue	1,302	791	2,074	2,387	(144)	6,410
Total Revenue	5,597	4,843	2,721	3,250	(765)	15,646
Provision for credit losses on impaired loans	533	471	9	72	46	1,131
Provision for (recovery of) credit losses on performing loans	160	100	(3)	(42)	(14)	201
Total provision for credit losses	693	571	6	30	32	1,332
Depreciation and amortization	288	484	133	151	-	1,056
Non-interest expense	2,138	2,423	1,842	1,993	781	9,177
Income (loss) before taxes and non-controlling interest in subsidiaries	2,478	1,365	740	1,076	(1,578)	4,081
Provision for (recovery of) income taxes	685	262	180	224	(428)	923
Reported net income (loss)	$1,793	$1,103	$560	$852	$(1,150)	$3,158
Non-controlling interest in subsidiaries	$-	$4	$-	$-	$2	$6
Net income (loss) attributable to bank shareholders	$1,793	$1,099	$560	$852	$(1,152)	$3,152
Average assets (3)	$322,349	$234,219	$63,093	$446,962	$269,435	$1,336,058

For the six months ended April 30, 2023	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	Total
Net interest income (2)	$3,886	$3,535	$670	$1,292	$(548)	$8,835
Non-interest revenue	1,161	743	1,751	1,986	(1,588)	4,053
Total Revenue	5,047	4,278	2,421	3,278	(2,136)	12,888
Provision for (recovery of) credit losses on impaired loans	295	104	2	(3)	41	439
Provision for credit losses on performing loans	90	22	8	10	671	801
Total provision for credit losses	385	126	10	7	712	1,240
Depreciation and amortization	270	372	140	166	-	948
Non-interest expense	1,949	1,968	1,758	1,985	1,275	8,935
Income (loss) before taxes and non-controlling interest in subsidiaries	2,443	1,812	513	1,120	(4,123)	1,765
Provision for (recovery of) income taxes	673	416	114	262	(862)	603
Reported net income (loss)	$1,770	$1,396	$399	$858	$(3,261)	$1,162
Non-controlling interest in subsidiaries	$-	$-	$-	$-	$3	$3
Net income (loss) attributable to bank shareholders	$1,770	$1,396	$399	$858	$(3,264)	$1,159
Average assets (3)	$305,461	$191,859	$58,131	$467,912	$250,420	$1,273,783

(1)	Corporate Services includes Technology and Operations.
(2)
Operating groups report on a teb. Revenue and the provision for income taxes are increased on tax-exempt
securities to an equivalent
before-tax
basis to facilitate comparisons of income between taxable and tax-exempt
sources. The offset to the groups’ teb adjustments is reflected in Corporate Services revenue and provision for income taxes. Beginning January 1, 2024, we did not take the deduction for certain Canadian dividends received in BMO CM due to proposed legislation, and as a result, we no longer report this revenue on a teb.

(3)
Included within average assets are average earning assets, which are comprised of deposits with other banks, deposits at central banks, securities borrowed or purchased under resale agreements, loans and securities. Total average earning assets for six months ended April 30, 2024 are $1,206,726 million, including $310,145 million for Canadian P&C, $213,978 million for U.S. P&C, and $682,603 million for all other operating segments including Corporate Services (for six months ended April 30, 2023 - Total: $1,121,594 million, Canadian P&C: $291,397 million, U.S. P&C: $178,975 million and all other operating segments: $651,222 million).

 Certain comparative figures have been reclassified to conform with the current period’s presentation and for changes in accounting policy (Note 1).